Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities (Additional Textual) [Abstract]
Proceeds from sale of securities	$ 256,102,000	$ 52,689,000	$ 107,821,000
Gains from sale of securities	7,833,000	1,239,000	3,687,000
Gross losses	214,000	19,000
Federal Home Loan Bank and Federal Reserve Bank stock	11,800,000
Fair value of cost method investment securities	11,800,000
Collateral Underlying Mortgage Investments Terms	30- and 15-year fixed and 10/1 adjustable rate mortgages
Mortgage Backed Securities And Collateralized Mortgage Obligations Of US Government Sponsored Entities [Member]
Securities (Textual) [Abstract]
Aggregate Losses	1,500,000
Fair Value, Total	208,900,000
Private collateralized mortgage obligations [Member]
Securities (Textual) [Abstract]
Aggregate Losses	530,000	3,487,000
Fair Value, Total	39,190,000	59,897,000
Carrying Amount [Member] | Collateralized mortgage obligations of U.S. Government Sponsored Entities [Member]
Securities (Textual) [Abstract]
Securities	103,351,000
Carrying Amount [Member] | Private collateralized mortgage obligations [Member]
Securities (Textual) [Abstract]
Securities	167,993,000
Fair Value [Member] | Collateralized mortgage obligations of U.S. Government Sponsored Entities [Member]
Securities (Textual) [Abstract]
Securities	103,400,000
Fair Value [Member] | Private collateralized mortgage obligations [Member]
Securities (Textual) [Abstract]
Securities	$ 167,993,000